Other current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other current assets

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Reimbursable amounts due from customers	10.0	17.5
Prepaid expenses	4.8	3.6
Deferred tax effect of internal transfer of assets – current portion	9.1	9.1
Loan fees - short term portion	5.9	5.0
Derivatives financial instruments(1)	6.2	3.2
VAT receivables	6.7	2.7
Other	0.9	1.3
Total other current assets	43.6	42.4

(1)     Derivative financial instruments consist of unrealized gain on interest rate swaps. Additional disclosure has been provided in Note 25.